Segmented Information - Geographic Goodwill and Other Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	$ 766	$ 740
CANADA
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	430	449
UNITED STATES
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	308	278
Italy
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	27	13
Other Countries
Disclosure of geographical areas
Goodwill, customer relationships and client lists, and other finite and indefinite useful life intangible assets	$ 1	$ 0